Goodwill - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 593	$ 4,214	$ 593
Minimum [Member]
Goodwill [Line Items]
Goodwill impairment discount rate		10.50%
Maximum [Member]
Goodwill [Line Items]
Goodwill impairment discount rate		16.60%
Viajes Falabella Argentina [Member] | Hotels and Other Travel Products [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		$ 1,093
Viajes Falabella Argentina [Member] | Air and packages [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		161
Mexico Business [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		$ 2,960